Summary of Significant Accounting Policies - Intangible assets, net, Impairment of long lived assets and intangible assets with indefinite lives and Employee benefits (Details) ¥ in Thousands	9 Months Ended
Sep. 30, 2022 CNY (¥)
Mold and tooling
Finite-Lived Intangible Assets [Line Items]
Increased depreciation expense recorded in inventories and cost of sales	¥ 225,791
Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful lives	3 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful lives	10 years